Basis of preparation - Additional Information (Details) € in Millions, vaccine_dose in Millions		1 Months Ended	12 Months Ended
		Jul. 31, 2020 vaccine_dose	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)		Dec. 31, 2019 EUR (€)		Dec. 31, 2018 EUR (€)
Disclosure of initial application of standards or interpretations [line items]
Equity			€ (69,031)	€ (63,252)	[1]	€ (59,230)	[1]	€ (59,035)
Contract liabilities			€ 319	252		€ 0
Impact of applying IFRIC agenda decision on SaaS arrangements
Disclosure of initial application of standards or interpretations [line items]
Equity	[2]							€ 31
EUROAPI
Disclosure of initial application of standards or interpretations [line items]
Percentage of total consolidated assets			1.00%
Collaboration agreement with GSK | US Government
Disclosure of initial application of standards or interpretations [line items]
Number of vaccine doses to be supplied | vaccine_dose		100
Government grant recognised as deduction from development expenses			€ 147	€ 0
Lebanon
Disclosure of initial application of standards or interpretations [line items]
Cumulative inflation rate over three years			100.00%
Argentina
Disclosure of initial application of standards or interpretations [line items]
Cumulative inflation rate over three years			100.00%

[1]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1.
[2]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1.